Earnings per share - Summary Of Earnings Per Share (Details) ₩ / shares in Units, $ / shares in Units, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩) ₩ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 KRW (₩) ₩ / shares shares	Dec. 31, 2022 KRW (₩) ₩ / shares shares
Basic earnings per share [abstract]
Net income attributable to common shareholders	₩ 3,085,995	$ 2,087,953	₩ 2,506,296	₩ 3,186,772
Dividends to hybrid securities	(158,682)		(131,148)	(91,756)
Net income attributable to common shareholders	₩ 2,927,313		₩ 2,375,148	₩ 3,095,016
Weighted average number of common shares outstanding | shares	741,273,152	741,273,152	735,392,653	728,000,000
Basic EPS (Unit: Korean Won) | (per share)	₩ 3,950	$ 2,673	₩ 3,230	₩ 4,251
Diluted EPS (Unit: Korean Won) | (per share)	₩ 3,950	$ 2,673	₩ 3,230	₩ 4,251